Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Stockholders' Equity
Stockholders' Equity

(10)        Stockholders' Equity

The Closing of the Business Combination occurred on November 8, 2019, refer to Note 3, Significant Transactions, for additional details regarding the Business Combination.

Warrants

At the Closing of the Business Combination, the Company had 12,666,666 warrants outstanding. Each warrant is exercisable for one share of common stock at a price of $11.50 per share. The exercise price and number of common stock issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a share dividend, or recapitalization, reorganization, merger or consolidation. However, the warrants will not be adjusted for issuance of common stock at a price below its exercise price. During the three months ended March 31, 2020, 3,938,630 warrants were exercised in cashless transactions which resulted in the issuance of 1,092,468 shares of Class A Common Stock. As of March 31, 2020, the Company had 8,728,036 warrants outstanding.

Contingent Consideration

Pursuant to the Merger Agreement, the former owners of AdaptHealth Holdings who received Class B Common Stock in connection with the Business Combination are entitled to receive an equity classified earn-out consideration to be paid in the form of New AdaptHealth Units (and a corresponding number of shares of Class B Common Stock) and the former owners of AdaptHealth Holdings who received Class A Common Stock in connection with the Business Combination are entitled to receive earn-out consideration to be paid in the form of Class A Common Stock, if the 30-day volume-weighted average price of the Company’s Class A Common Stock equals or exceeds certain hurdles set forth in the Merger Agreement. The former owners of AdaptHealth Holdings can potentially receive up to an additional 1,000,000 shares in December 2020, 2021 and 2022, for a total of 3,000,000 shares, as a part of the earn-out consideration. As of March 31, 2020, the hurdles have not been met.

Equity‑based Compensation

Incentive Units

AdaptHealth Holdings granted Incentive Units in June 2019 (the 2019 Incentive Units) and in April 2018 (the 2018 Incentive Units) to certain members of management. With respect to the 2019 Incentive Units, 50% of the awards vest in equal annual installments on each of the first, second, third and fourth anniversaries of the Vesting Commencement Date as defined in the agreements (May 20, 2019). The remaining 50% had vesting terms based upon a performance condition. In connection with the Business Combination, the vesting conditions for this portion of the 2019 Incentive Units was changed to vest quarterly during the one-year period subsequent to the Closing of the Business Combination. The grant date fair value of the 2019 Incentive Units, as calculated under an Option Pricing Method, was $4,511,120, and is being recognized as expense over the employees’ requisite service period based on the vesting conditions described above. In conjunction with the March 2019 Recapitalization Transactions, the vesting of certain of the 2018 Incentive Units was accelerated and all holders of the 2018 Incentive Units received an advance for future distribution, which were treated as a modification of the awards for accounting purposes. In conjunction with the Business Combination, the vesting of a majority of the unvested 2018 Incentive Units was accelerated.

2019 Stock Incentive Plan

On November 7, 2019, the stockholders of the Company approved the AdaptHealth Corp. 2019 Stock Incentive Plan (the 2019 Plan), effective upon closing of the Business Combination. In connection with the 2019 Plan, the Company provides equity-based compensation to attract and retain employees while also aligning employees’ interest with the interests of its stockholders. The 2019 Plan permits the grant of various equity-based awards to selected employees and directors. The 2019 Plan permits the grant of up to 8,000,000 shares of Class A Common Stock, subject to certain adjustments and limitations.

Stock Options

During the fourth quarter of 2019, the Company granted 3,416,666 options to purchase shares of common stock of the Company to certain executive officers that have an exercise price of $11.50 per share. A portion of the options are eligible to vest on December 31, 2020, 2021 and 2022 based on defined performance conditions, subject to the employees’ continuous employment through the applicable vesting date. The grant-date fair value of the awards, using a Black-Scholes option pricing model, was $7,248,653 and is being recognized as expense on a straight-line basis over the employees’ requisite service period subject to management’s estimation of the probability of vesting of such awards. The Company has no other options outstanding as of March 31, 2020.

Restricted Stock

On March 3, 2020, the Company granted 300,000 shares of restricted stock to an employee in conjunction with an acquisition. Of the total shares granted, 250,000 are eligible to vest based on certain performance conditions, subject to the employee's continuous employment through the applicable vesting date. The remaining 50,000 shares will vest 25% annually on December 31, 2020 through 2023, subject to the employee's continuous employment through the applicable vesting date. The total grant-date fair value of the award was $4,905,000 and is being recognized as expense on a straight-line basis over the employee’s requisite service period subject to management’s estimation of the probability of vesting of such awards (as it relates to the performance-based awards).

On March 3, 2020, the Company granted 321,123 shares of restricted stock to various employees. Of the total shares granted, 15,417 shares vested on the grant date, and the remaining shares will vest 25% on each anniversary of the Vesting Commencement Dates (as defined in the agreements), subject to the employees’ continuous employment through the applicable vesting date. The grant-date fair value of the awards was $5,250,361, of which $252,068 was recognized as expense on the grant date and $4,998,293 is being recognized as expense on a straight-line basis over the employees’ requisite service period.

Activity related to the Company’s non-vested restricted stock grants for the three months ended March 31, 2020 is presented below:

	Number of Shares of	Weighted-Average Grant Date
	Restricted Stock	Fair Value per Share
Non-vested balance at January 1, 2020	901,250	$5.83
Granted	621,123	$16.35
Vested	(15,417)	$16.35
Forfeited	(20,000)	$8.11
Non-vested balance at March 31, 2020	1,486,956	$10.09

During the three months ended March 31, 2020, the Company recorded equity-based compensation expense of $2,222,609, of which $1,671,923 and $550,686 was included in general and administrative expenses and cost of net revenue, respectively, in the accompanying consolidated statement of operations. During the three months ended March 31, 2019, the Company recorded equity-based compensation expense of $5,223,108 which is included in general and administrative expenses in the accompanying consolidated statements of operations. The expense during the three months ended March 31, 2019 included $4,894,720 in connection with the acceleration of vesting of certain of the 2018 Incentive Units and the modification of such awards discussed above. At March 31, 2020, there was $20,025,505 of unrecognized compensation expense related to equity-based compensation awards, which is expected to be recognized over a weighted-average term of 2.8 years. At March 31, 2020, 3,037,761 shares of the Company’s Class A Common Stock are available for issuance under the 2019 Plan.

(11)        Stockholders' Equity

The completion of the Business Combination (the Closing) occurred on November 8, 2019, refer to Note 1, Nature of Business, for additional details regarding the Business Combination. The following table represents the structure of the combined company upon the Closing of the Business Combination:

Upon the Closing of the Business Combination, the former owners of AdaptHealth Holdings held approximately 49% of the economic interest in AdaptHealth Corp. and the former stockholders of DFB held the remaining approximate 51% of the economic interests in AdaptHealth Corp., both in the form of shares of the Company’s Class A Common Stock .AdaptHealth Corp. owns approximately 56% of the combined company with the remaining 44% owned by the former owners of AdaptHealth Holdings in the form of common units representing limited liability company interests in AdaptHealth Holdings from and after the Closing (New AdaptHealth Units).

Following the Closing of the Business Combination, the combined results of DFB and AdaptHealth Holdings are consolidated, with the holders of Class A Common Stock owning an approximate 56% direct controlling interest and the holders of New AdaptHealth Units owning an approximate 44% direct noncontrolling economic interest shown as noncontrolling interest in the consolidated financial statements of the combined entity. The approximate 44% direct noncontrolling economic interest in AdaptHealth Holdings held by the current owners of AdaptHealth Holdings noted above is in the form of New AdaptHealth Units and are exchangeable on a one-to-one basis for Class A Common Stock. Following the Closing, 550,000 New AdaptHealth Units were exchanged for shares of Class A Common Stock, resulting in holders of New AdaptHealth Units owning an approximately 43% direct noncontrolling economic interest in AdaptHealth Holdings at December 31, 2019. The approximately 43% direct noncontrolling economic interest will continue to decrease as New AdaptHealth Units are exchanged for shares of Class A Common Stock.

The following table sets forth the net assets of DFB at the Closing:

Cash and cash equivalents	$43,911,748
Current assets	70,763
Current liabilities	(11,214,503)
Net assets of DFB	$32,768,008

The following table sets forth the sources and uses of cash in connection with the Business Combination:

Sources
DFB's cash and cash equivalents on hand	$43,911,748
Private placement (1)	125,000,000
Total Sources	$168,911,748

Uses
Cash to balance sheet (2)	$52,845,206
Legacy AdaptHealth Holdings LLC redemptions (3)	20,000,000
Debt repayment (4)	81,500,000
Transaction expenses (5)	14,566,542
Total Uses	$168,911,748

(1)	Represents the issuance and sale, in a private placement consummated concurrently with the Closing, of 12,500,000 shares of Class A Common Stock.
(2)	Represents remaining cash that will be used to fund operations and working capital needs of the Company after the closing of the Business Combination.
(3)	Represents cash that was used to fund redemptions made by legacy AdaptHealth Holdings investors.
(4)	Represents the amount of debt that the combined company paid down upon closing of the Business Combination.
(5)

Represents the amount of transaction expenses paid in connection with the closing of the Business Combination, including costs incurred by the Company and accrued costs incurred by DFB prior to the closing of the Business Combination, that were paid upon closing.

In connection with the Business Combination, the Company filed its Second Amended and Restated Certificate of Incorporation to increase the total number of shares of all classes of capital stock which the Company is authorized to issue to 250,000,000 shares, consisting of 210,000,000 shares of Class A Common Stock with a par value of $0.0001 per share, 35,000,000 shares of Class B Common Stock with a par value of $0.0001 per share, and 5,000,000 shares of Preferred Stock with a par value of $0.0001 per share. Holders of common stock are entitled to one vote for each share. The shares of Preferred Stock shall be issued with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of December 31, 2019, there were 40,816,292 shares of Class A Common Stock and 31,563,799 shares of Class B Common Stock outstanding. At December 31, 2019 there were no shares of Preferred Stock issued or outstanding.

Warrants

The Company has 12,666,666 warrants outstanding as of December 31, 2019. Each warrant is exercisable for one share of common stock at a price of $11.50 per share. The exercise price and number of common stock issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a share dividend, or recapitalization, reorganization, merger or consolidation. However, the warrants will not be adjusted for issuance of common stock at a price below its exercise price.

Contingent Consideration

Pursuant to the Merger Agreement, the former owners of Adapthealth Holdings who received Class B Common Stock in connection with the Business Combination are entitled to receive an equity classified earn-out consideration to be paid in the form of New AdaptHealth Units (and a corresponding number of shares of Class B Common Stock) and the former owners of Adapthealth Holdings who received Class A Common Stock in connection with the Business Combination are entitled to receive earn-out consideration to be paid in the form of Class A Common Stock, if the 30-day volume-weighted average price of the Company’s Class A Common Stock equals or exceeds certain hurdles set forth in the Merger Agreement. The former owners of AdaptHealth Holdings can potentially receive up to an additional 1,000,000 shares in December 2020, 2021 and 2022, for a total of 3,000,000 shares, as a part of the earn-out consideration. As of December 31, 2019, the hurdles have not been met.

March 2019 Recapitalization Transactions

As discussed in Note 10, Debt. in March 2019, the Company entered into several agreements, amendments and new financing facilities as part of the March 2019 Recapitalization Transactions. In addition to the debt proceeds received as part of these transactions, the Company also received proceeds of $20,000,000 for the purchase of members’ interests pursuant to the Note and Unit Purchase Agreement. The proceeds from the March 2019 Recapitalization Transactions were used to (1) repay existing amounts outstanding under the Company’s credit facility of $151,875,000, (2) pay transaction costs, fees and expenses related to the consummation of the Note and Unit Purchase Agreement, (3) pay a $250,000,000 distribution to AdaptHealth Holdings’ members, and (4) redeem certain members’ interests, including the cumulative preferred dividends, for $3,713,455.

Equity‑based Compensation

AdaptHealth Holdings granted Incentive Units in June 2019 (the 2019 Incentive Units) and in April 2018 (the 2018 Incentive Units) to certain members of management. The Incentive Units were intended to constitute profits interests and were granted for purposes of enabling such individuals to participate in the long-term growth and financial success of the Company and were issued in exchange for services to be performed.

With respect to the 2019 Incentive Units, 50% of the awards vest in equal annual installments on each of the first, second, third and fourth anniversaries of the Vesting Commencement Date as defined in the agreements (which was determined to be May 20, 2019). The remaining 50% had vesting terms based upon the first to occur of a sale of AdaptHealth Holdings and the fourth anniversary of the Vesting Commencement Date, in either case, provided that the equity value of AdaptHealth Holdings at the time of such sale or fourth anniversary equals or exceeded a certain threshold as defined in the agreements, subject to the employee’s continuous employment through each applicable vesting date. In connection with the Business Combination, the vesting conditions for this portion of the 2019 Incentive Units was changed to vest quarterly during the one-year period subsequent to the closing of the Business Combination. The grant date fair value of the 2019 Incentive Units, as calculated under an Option Pricing Method, was $4,511,120, and will be recognized as expense over the employees’ requisite service period.

The 2018 Incentive Units vest 50% on the second anniversary of the Vesting Commencement Date as defined in the agreements (which was determined to be May 17, 2018), and 25% on the third and fourth anniversaries of the Vesting Commencement Date, subject to the employee’s continuous employment with the Company through each applicable vesting date. The grant date fair value of the 2018 Incentive Units, as calculated under an Option Pricing Method, was $5,344,500, and will be recognized as expense over the employees’ requisite service period.

The assumptions used to determine the grant‑date fair value of the 2019 Incentive Units and 2018 Incentive Units was as follows:

	2019		2018
	Incentive Units		Incentive Units
Expected volatility (1)	40.0%		35.0%
Risk-free interest rate (2)	2.0%		2.3%
Expected term (3)	1.5	years	1.5	years
Discount for lack of marketability (4)	25.0%		30.0%
(1)	The expected volatility is derived from the asset volatilities of comparable public companies.
(2)	The risk-free interest rate is obtained from Standard and Poor’s Capital IQ, and represents the yield on a treasury note as of the valuation date with the maturity matching the expected term.
(3)	The expected term is based on management’s estimate.
(4)	The discount for lack of marketability is based on put option analyses using similar timing inputs.

In conjunction with the March 2019 Recapitalization Transactions, all holders of the 2018 Incentive Units received an advance for future distribution. These cash distributions were treated as a modification of the awards for accounting purposes. In conjunction with the Business Combination, the vesting of certain of the 2018 Incentive Units was accelerated. The 2019 Incentive Units and the 2018 Incentive Units were converted into members’ interests prior to the Closing of the Business Combination.

In connection with the Business Combination, certain members of management were awarded shares of the Company’s Class A Common Stock for services performed. The fair value of these immediately vested shares was $3,195,563 and was recognized as compensation cost on the grant date during the year ended December 31, 2019. In addition, in November 2019, the Company granted 15 shares of Class A Common Stock to each employee of the Company. The fair value of such shares was $313,979 and was recognized as compensation cost during the year ended December 31, 2019.

On November 7, 2019, the stockholders of the Company approved the AdaptHealth Corp. 2019 Stock Incentive Plan (the 2019 Plan), effective upon closing of the Business Combination. In connection with the 2019 Plan, the Company provides equity-based compensation to attract and retain employees while also aligning employees’ interest with the interests of its stockholders. The 2019 Plan permits the grant of various equity-based awards to selected employees and directors. The 2019 Plan permits the grant of up to 8,000,000 shares of Class A Common Stock, subject to certain adjustments and limitations.

The following awards were granted in connection with the 2019 Plan during the year ended December 31, 2019:

•

On November 21, 2019, the Company granted 410,000 shares of restricted stock to certain executive officers. On each of December 31, 2020, 2021 and 2022, one-third of the shares are eligible to vest based on the cumulative annual growth rate of the Company’s stock based on the volume weighted average price during the ten trading days immediately preceding the vesting date (which is considered a market condition), subject to the employee’s continuous employment with the Company at such vesting date. The grant-date fair value of the awards, using a Monte Carlo simulation analysis, was $1,193,100 and will be recognized as expense on a straight-line basis over the employees’ requisite service period.

•

On November 21, 2019, the Company granted 3,416,666 options to purchase shares of common stock of the Company to certain executive officers that have an exercise price of $11.50 per share. On each of December 31, 2020, 2021 and 2022, one-third of the shares are eligible to vest based on a performance condition relative to the achievement of certain defined financial metrics, subject to the employee's continuous employment through the applicable vesting date. At December 31, 2019 management estimates that 50% of the shares will vest based on the projected achievement of such metrics. The grant-date fair value of the awards, using a Black-Scholes option pricing model, was $7,248,653 and will be recognized as expense on a straight-line basis over the employees’ requisite service period if the awards are considered probable to vest.

The assumptions used to determine the grant‑date fair value of stock options granted during the year ended December 31, 2019 were as follows:

	2019
Expected volatility	35.9%
Risk-free interest rate	1.7%
Expected term	6.0	years
Dividend yield	N/A

•

On November 21, 2019, the Company granted 460,000 shares of restricted stock to certain senior management employees. Such shares will vest 25% on December 31, 2020, 2021, 2022 and 2023, subject to the employee's continuous employment through the applicable vesting date. The grant-date fair value of the awards, based on the market price of the Company’s common stock on the date of grant, was $3,730,600 and will be recognized as expense on a straight-line basis over the employees’ requisite service period.

•

On December 16, 2019, the Company granted 31,250 shares of restricted stock to its non-employee board members. Such shares will vest immediately prior to the Company’s annual stockholders’ meeting following the grant date, subject to the individual’s continuous service through the applicable vesting date. The grant-date fair value of the awards, based on the market price of the Company’s common stock on the date of grant, was $333,125 and will be recognized as expense on a straight-line basis over the vesting period.

The Company recorded equity-based compensation expense of $11,070,075 and $883,373 during the years ended December 31, 2019 and 2018, respectively, which is included in general and administrative expenses in the accompanying consolidated statements of operations. The expense recorded during the year ended December 31, 2019 included $2,694,201 in connection with the acceleration of vesting of the 2018 Incentive Units and $2,200,519 for the modification of the awards relating to the cash distributions discussed above. At December 31, 2019, there was $12,197,387 of unrecognized compensation expense related to equity-based compensation awards, which is expected to be recognized over a weighted-average term of 2.8 years. At December 31, 2019, 3,682,084 shares of the Company’s Class A Common Stock are available for issuance under the 2019 Plan.